October 20, 1999



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

RE:     AXP Market Advantage Series, Inc.
        (formerly IDS Market Advantage Series, Inc.)
         AXP S&P 500 Index Fund
         AXP Mid Cap Index Fund
         AXP Total Stock Market Index Fund
         AXP International Equity Index Fund
         AXP Nasdaq 100 Index Fund

         File No. 33-30770/811-5897

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

AXP MARKET ADVANTAGE SERIES, INC.




/s/ Leslie L. Ogg
    Leslie L. Ogg
    Vice President, General Counsel and Secretary

LLO/HB/lal